REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details Narrative)																		1 Months Ended			12 Months Ended
	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 13, 2020 CNY (¥) shares	Nov. 03, 2020 USD ($) shares	Jul. 15, 2020 shares	Mar. 25, 2020 shares	Aug. 28, 2019 USD ($) $ / shares shares	Aug. 28, 2019 CNY (¥) shares	Aug. 19, 2019 USD ($)	Aug. 19, 2019 CNY (¥)	Mar. 19, 2018 USD ($) $ / shares shares	Mar. 19, 2018 CNY (¥) shares	Jun. 10, 2016 USD ($) $ / shares shares	Jun. 10, 2016 CNY (¥) shares	Feb. 06, 2015 USD ($) $ / shares shares	Feb. 06, 2015 CNY (¥) shares	Jul. 30, 2014 USD ($) $ / shares shares	Jul. 30, 2014 CNY (¥) shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CNY (¥) shares	Feb. 09, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 03, 2024 CNY (¥)
Temporary equity, stock issued during period, value, new issues | ¥																				¥ 257,198,000
Proceeds from issuance initial public offering																							¥ 2,195,827,000
Temporary equity, redemption, percentage of issue price																					100.00%	100.00%
Temporary equity, redemption, percentage of compound per annum																					8.00%	8.00%
Temporary equity, dividend percent																					8.00%	8.00%
Temporary equity, liquidation preference, percentage																					100.00%	100.00%
IPO [Member]
Shares issued, price per share | $ / shares																		$ 16
Number of american depository shares issued																		23,000	23,000
Proceeds from issuance initial public offering																		$ 342,000,000	¥ 2,200,000,000
Number of preferred shares converted to class A ordinary shares																		158,900,014	158,900,014
Beijing Hongshan Shengde Equity Investment Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Payments to acquire investments												$ 35,000	¥ 230,087
Due to affiliate | ¥																									¥ 230,087,000
Series A Redeemable Convertible Preferred Shares [Member]
Temporary equity, stock issued during period, shares, new issues																18,642,038	18,642,038
Shares issued, price per share | $ / shares																$ 0.1475
Temporary equity, stock issued during period, value, new issues																$ 2,750,000	¥ 16,902,000
Series B Redeemable Convertible Preferred Shares [Member]
Temporary equity, stock issued during period, shares, new issues														19,617,225	19,617,225
Temporary equity, stock issued during period, value, new issues														$ 10,200,000	¥ 62,691,000
Series C Redeemable Convertible Preferred Shares [Member]
Temporary equity, stock issued during period, shares, new issues												18,608,315	18,608,315
Shares issued, price per share | $ / shares														$ 0.52
Temporary equity, stock issued during period, value, new issues												$ 25,000,000	¥ 165,466,000
Temporary equity, increase in fair value																					$ 974,000	¥ 6,716,000
Series C Redeemable Convertible Preferred Shares [Member] | Max Connect Limited [Member]
Investment owned, balance, shares												26,051,641
Investment owned, surrendered, shares			26,051,641
Temporary equity, shares authorized			26,051,641
Proceeds from issuance of convertible preferred stock | $			$ 35,000,000
Series C Redeemable Convertible Preferred Shares [Member] | Max Honest Ltd. [Member]
Investment owned, balance, shares			26,051,641
Series Redeemable C Convertible Preferred Shares [Member]
Shares issued, price per share | $ / shares												$ 1.34
Series D redeemable convertible preferred shares [Member]
Temporary equity, stock issued during period, shares, new issues										12,462,157	12,462,157
Shares issued, price per share | $ / shares										$ 2.05
Temporary equity, stock issued during period, value, new issues										$ 25,600	¥ 160,975
Temporary equity, increase in fair value																					$ 806,000	¥ 5,562,000
Series E Redeemable Convertible Preferred Shares [Member]
Temporary equity, stock issued during period, shares, new issues				406,605	263,843	13,040,152	13,040,152
Shares issued, price per share | $ / shares						$ 2.45
Temporary equity, stock issued during period, value, new issues						$ 32,000	¥ 226,646
Temporary equity, issuance costs								$ 1,766,000	¥ 12,427
Common Class A [Member]
Temporary equity, stock issued during period, shares, new issues				3,501,087	3,706,745
Number of preferred shares converted to class A ordinary shares																		95,140,749
Common Class A [Member] | IPO [Member]
Proceeds from issuance of convertible preferred stock																		$ 1,270,000,000	¥ 8,200,000,000
Conversion ratio																		one-for-one-basis	one-for-one-basis
Series F Redeemable Convertible Preferred Shares [Member]
Temporary equity, stock issued during period, shares, new issues	31,581,509	31,581,509
Shares issued, price per share | $ / shares	$ 2.88
Temporary equity, stock issued during period, value, new issues	$ 91,000,000	¥ 598,662,000																		¥ 257,198,000
Temporary equity, issuance costs	$ 1,807,000	¥ 11,830,000
Common Class B [Member]
Number of preferred shares converted to class A ordinary shares																		25,649,839